SEGMENT REPORTING	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

16.	SEGMENT REPORTING

As of September 30, 2025, the Company had two reportable operating segments as determined by management using the “management approach” as defined by the authoritative guidance on Disclosures about Segments of an Enterprise and Related Information.

(1)	Healthcare (Nova)
(2)	Real Estate (Edge View)

These segments are a result of differences in the nature of the products and services sold. Their operating results are regularly reviewed by the Company’s chief operating decision maker group, which consists of the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer. Corporate administration costs, which include, but are not limited to, general accounting, human resources, legal and credit and collections, are partially allocated to the two operating segments.

The healthcare segment provides a full range of diagnostic and surgical services for injuries and disorders of the skeletal system and associated bones, joints, tendons, muscles, ligaments, and nerves.

The real estate segment consists of Edge View, a real estate company that owns five (5) acres zoned medium density residential (MDR) with 12 lots already platted, six (6) acres zoned high-density residential (HDR) that can be platted in various configurations to meet current housing needs, and twelve (12) acres zoned in Lemhi County as Agriculture that is available for further annexation into the City of Salmon for development, as well as a common area for landowners to view wildlife, provide access to the Salmon River and fishing in a two (2) acre pond.

The accounting policies of the segments are the same as those described in Note 1. Summary of Significant Accounting Policies. Management uses revenues, cost of sales, operating expenses, income (loss) from subsidiaries and income (loss) before taxes to evaluate and measure its subsidiaries’ success. To help the segments achieve optimal operating performance, management retains the prior owners of the subsidiaries and allows them to do what they do best, which is run the business. Additionally, management monitors key metrics primarily revenues and income from operations in order to allocate resources accordingly.

	September 30, 2025	December 31, 2024
Asset:
Healthcare	$25,975,901	$21,298,866
Real Estate	547,705	576,478
Corporate, administration and other	1,085,910	2,050,335
Consolidated assets	$27,609,516	$23,925,679

	Three Months Ended September 30,
	2025	2024
Revenues:
Healthcare	$3,058,740	$1,355,641
Real Estate	–	–
Consolidated revenues	$3,058,740	$1,355,641

Cost of sales:
Healthcare	$1,149,161	$1,000,601
Real Estate	–	–
Consolidated cost of sales	$1,149,161	$1,000,601

Operating Expenses:
Healthcare
Depreciation expense	$762	$3,365
Selling, general and administrative	265,289	213,478
Total Healthcare	266,051	216,843
Real Estate	25	4,000
Corporate, administration and other expenses (a)	1,000,224	719,357
Consolidated operating expenses	$1,266,300	$940,200

Income (loss) from operations from subsidiaries:
Healthcare	$1,643,528	$138,197
Real Estate	(25)	(4,000)
Income from operations from subsidiaries	1,643,503	134,197
Loss from operations from Cardiff Lexington	(1,000,224)	(719,357)
Total income (loss) from operations	$643,279	$(585,160)

Income (loss) before taxes
Healthcare	$1,643,528	$138,197
Real Estate	(25)	(4,000)
Corporate, administration and other non-operating expenses (b)	(2,787,802)	(2,112,165)
Consolidated loss from continuing operations	$(1,144,299)	$(1,977,968)

	Nine Months Ended September 30,
	2025	2024
Revenues:
Healthcare	$8,763,314	$5,149,416
Real Estate	–	–
Consolidated revenues	$8,763,314	$5,149,416

Cost of sales:
Healthcare	$3,317,943	$2,741,765
Real Estate	–	–
Consolidated cost of sales	$3,317,943	$2,741,765

Operating Expenses:
Healthcare
Depreciation expense	$4,890	$10,096
Loss on disposal of fixed assets	12,593	–
Selling, general and administrative	852,978	658,456
Total Healthcare	870,461	668,552
Real Estate	29,143	8,836
Corporate, administration and other expenses (a)	2,748,877	2,255,914
Consolidated operating expenses	$3,648,481	$2,933,302

Income (loss) from operations from subsidiaries:
Healthcare	$4,574,910	$1,739,099
Real Estate	(29,143)	(8,836)
Income from operations from subsidiaries	4,545,767	1,730,263
Loss from operations from Cardiff Lexington	(2,748,877)	(2,255,914)
Total income (loss) from operations	$1,796,890	$(525,651)

Income (loss) before taxes
Healthcare	$4,573,313	$1,739,099
Real Estate	(29,143)	(8,836)
Corporate, administration and other non-operating expenses (b)	(7,365,641)	(4,011,608)
Consolidated loss from continuing operations	$(2,821,471)	$(2,281,345)

(a)	Corporate, administration and other operating expenses includes payroll, management fees, stock compensation, legal fees, accounting fees and public company/investor relations fees.

(b)	Corporate, administration and other non-operating expenses includes corporate selling, general and administrative expenses such as noted above as well as interest, amortization of notes payable discount and gain on settlement of debt.